Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of depreciation is calculated on a straight-line basis over the useful life
	%	Mainly %
Lab equipment	6-50	33
Computers	33-50	33
Office furniture and equipment	20-33	25
Leasehold improvements	see below	-